Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2013
Assumptions Used in Valuation of Fair Value of Share Options Granted

The Company uses the Black-Scholes valuation model to calculate the fair value of share options. The fair value of share options granted to employees is estimated as of the grant date. The fair value of the share options granted to non-employees is re-measured at each reporting date. The assumptions used in valuation were as follows:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Risk-free interest rate	2.37%-4.53%	1.42%-4.52%	1.10-3.13%	1.10-3.13%	1.11-3.53%
Expected term (in years)	6 to 10	6 to 10	6 to 10	6 to 10	6 to 10
Dividend yield	—	—	—	—	—
Volatility	50.21%-63.99%	49.29%-57.46%	39.97%-52.66%	43.81%-52.66%	39.69%-49.75%

Summary of Information Regarding Options Outstanding

The following table summarizes information regarding options outstanding starting from 2010 onwards:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2010	2,037,032	$0.50
Granted	427,200	2.15
Exercised	69,333	0.88
Forfeited	50,129	1.30
Canceled	25,562	0.53

Outstanding at December 31, 2011	2,319,208	0.78
Granted	539,920	8.95
Exercised	106,220	0.63
Forfeited	3,763	2.20
Canceled	14,457	0.48

Outstanding at December 31, 2012	2,734,688	$2.40
Granted (unaudited)	1,330,760	17.68
Exercised (unaudited)	263,667	0.30
Forfeited (unaudited)	26,019	10.64
Canceled (unaudited)	4,669	0.99

Outstanding at September 30, 2013 (unaudited)	3,771,093	$7.89	7.00	$28,412
Exercisable at September 30, 2013 (unaudited)	3,146,996	$7.21	6.61	$25,571

Vested at September 30, 2013 (unaudited)	1,883,245	$1.34	4.74	$24,225

Vested and expected to vest at September 30, 2013 (unaudited)	3,611,003	$7.54	6.89	$28,202

Summary of Information about Share Options Outstanding

The following table summarizes information about share options outstanding as of December 31, 2012:

	Share Options Outstanding			Share Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price
$ 0.13-$0.25	1,008,800	3.48	$0.13	1,008,800	$0.13
$ 0.40-$1.03	802,980	6.07	0.98	752,897	0.98
$ 2.20-$9.43	922,907	9.19	6.18	475,583	6.18

	2,734,687	6.16	$2.40	2,237,280	$1.70

The following table summarizes information about share options outstanding as of September 30, 2013 (unaudited):

	Share Options Outstanding			Share Options Exercisable
.Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price
			Unaudited
$0.13-$0.25	789,600	2.75	$0.13	789,600	$0.13
$0.40-$1.03	758,480	5.24	0.96	735,166	0.96
$2.20-$9.43	897,253	8.44	6.11	581,830	6.08
$16.03-$17.85	1,325,760	9.56	17.68	1,040,400	17.64

	3,771,093	7.00	$7.89	3,146,996	$7.21

Summary of Details Related to RSAs, Granted and Outstanding

The following table summarizes the details related to RSAs, granted and outstanding under the 2006 Plan for the nine months ended September 30, 2013:

	Number of Shares		Weighted-Average Grant Date Fair Value Per Share
Outstanding at December 31, 2012	—		$—
Granted	330,620		17.98
Vested	—		—
Forfeited	8,200		17.98

Outstanding at September 30, 2013 (unaudited)	322,420	(*)	$17.98

(*)	The restricted shares are not included in the outstanding ordinary shares due to their restrictions.

Share Options [Member]
Schedule of Recognized Share-Based Compensation Expense

The Company recognized share-based compensation expense for options as follows (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Operating Expenses
Cost of net revenue	$31	$13	$19	$15	$30
Research and development	358	356	497	347	715
Sales, general and administrative	389	262	473	320	1,213

Restricted Share Awards [Member]
Schedule of Recognized Share-Based Compensation Expense

The Company recognized share-based compensation expense for RSAs as follows (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(Unaudited)	(Unaudited)
Operating Expenses
Cost of net revenue	$—	$—	$—	$—	$32
Research and development	—	—	—	—	409
Sales, general and administrative	—	—	—	—	63